Financial instruments - Fair values and risk management - Jet fuel and carbon credits price risk (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022 EUR (€) £ / Right $ / t € / Right	Mar. 31, 2021 EUR (€) € / Right $ / t	Mar. 31, 2020 EUR (€) $ / t
Forecast
Disclosure of detailed information about financial instruments [line items]
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date	5.00%	65.00%
Jet fuel risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption			10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Decrease in Designated Risk Component			€ (40,000,000)	€ (4,000,000)
Percentage of Reasonably Possible Decrease in Risk Assumption			10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Increase in Designated Risk Component			€ 47,000,000	4,000,000
Percentage of Reasonably Possible Increase in Risk Assumption			10.00%
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component			€ (234,000,000)	(65,000,000)
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component			€ 234,000,000	65,000,000
Jet fuel risk | Cash Flow Hedges
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Hedging percentage, policy			90.00%
Jet fuel risk | Cash Flow Hedges | Jet Fuel Hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness charge			€ 0	€ 219,000,000	€ 447,000,000
Jet fuel risk | Cash Flow Hedges | Jet fuel forward contracts
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Nominal amount of hedging instrument			913,000,000	609,000,000	2,829,000,000
Average Hedged Rate Per Tonne | $ / t			640	545	588
Hedge ineffectiveness charge			€ 0
Jet fuel risk | Cash Flow Hedges | Jet Fuel Swaps
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness charge			€ 0
Jet fuel risk | Forecast | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date	5.00%	80.00%
Jet fuel risk | Minimum | Cash Flow Hedges
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Hedging contracts, period covered			18 months
Jet fuel risk | Maximum | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedging contracts, period covered			24 months
Carbon price risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption			10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Decrease in Designated Risk Component			€ 10	€ 0
Percentage of Reasonably Possible Decrease in Risk Assumption			10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Increase in Designated Risk Component			€ 0	0
Percentage of Reasonably Possible Increase in Risk Assumption			10.00%
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component			€ (26,000,000)	0
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component			€ 26,000,000	€ 0
Carbon price risk | Cash Flow Hedges | European Union Allowance (EUA), carbon rights
Disclosure of detailed information about financial instruments [line items]
Hedged purchase price per unit | € / Right			48	24
Carbon price risk | Cash Flow Hedges | United Kingdom Allowance (UKA), carbon rights
Disclosure of detailed information about financial instruments [line items]
Hedged purchase price per unit | £ / Right			75
Carbon price risk | Forecast | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Estimated percentage of carbon emission rights covered by hedging contracts as of reporting date		85.00%
Carbon price risk | Forecast | Cash Flow Hedges | European Union Allowance (EUA), carbon rights
Disclosure of detailed information about financial instruments [line items]
Estimated percentage of carbon emission rights covered by hedging contracts as of reporting date			100.00%